Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions
Provisions as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Employment benefits
Provisions for employment benefits	￦	975,619	—	1,024,574	—
Litigation
Litigation provisions		39,177	49,221	46,287	66,715
Decommissioning cost
Nuclear plants		—	15,994,039	—	16,974,884
Spent fuel		401,741	953,539	487,529	866,472
Radioactive waste		77,053	1,811,029	46,369	1,845,244
PCBs		—	152,981	—	119,019
Other recovery provisions		—	10,773	—	25,840
Others
Power plant regional support program		140,133	—	144,272	—
Transmission regional support program		139,785	—	96,895	—
Provisions for financial guarantee		111	81,246	22,250	44,104
Provisions for RPS		2,889	—	9,126	—
Provisions for greenhouse gas emissions obligations		682,459	—	393,121	—
Others		145,754	13,220	181,241	133,294

	￦	2,604,721	19,066,048	2,451,664	20,075,572

Changes in provisions
Changes in provisions for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	976,347	900,033	(879,980)	(20,781)	—	975,619
Litigation
Litigation provisions		77,793	59,366	(17,236)	(31,525)	—	88,398
Decommissioning cost
Nuclear plants		13,388,134	2,639,562	(33,657)	—	—	15,994,039
Spent fuel		1,291,354	440,029	(376,103)	—	—	1,355,280
Radioactive waste		1,685,008	209,551	(6,787)	—	310	1,888,082
PCBs		147,668	14,251	(8,938)	—	—	152,981
Other recovery provisions		10,477	2,020	(2,033)	—	309	10,773
Others
Power plant regional support program		137,668	41,341	(48,390)	—	9,514	140,133
Transmission regional support program		151,698	169,616	(181,529)	—	—	139,785
Provisions for tax		6,845	—	—	(6,847)	2	—
Provisions for financial guarantee		15,586	83,910	(16,589)	(1,551)	1	81,357
Provisions for RPS		93,919	222,119	(313,149)	—	—	2,889
Provisions for greenhouse gas emissions obligations		136,187	724,002	(152,463)	(25,267)	—	682,459
Others		61,862	113,751	(16,217)	(833)	411	158,974

	￦	18,180,546	5,619,551	(2,053,071)	(86,804)	10,547	21,670,769

		2020
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	975,619	1,078,382	(1,028,218)	—	(1,209)	1,024,574
Litigation
Litigation provisions		88,398	81,990	(34,662)	(22,724)	—	113,002
Decommissioning cost
Nuclear plants		15,994,039	1,028,580	(47,735)	—	—	16,974,884
Spent fuel		1,355,280	394,642	(395,921)	—	—	1,354,001
Radioactive waste		1,888,082	71,529	(67,998)	—	—	1,891,613
PCBs		152,981	3,017	(14,839)	(22,140)	—	119,019
Other recovery provisions		10,773	15,280	—	—	(213)	25,840
Others
Power plant regional support program		140,133	39,445	(42,935)	—	7,629	144,272
Transmission regional support program		139,785	151,796	(194,686)	—	—	96,895
Provisions for tax		—	—	(24)	25	(1)	—
Provisions for financial guarantee		81,357	11,303	(20,962)	(5,317)	(27)	66,354
Provisions for RPS		2,889	494,199	(487,962)	—	—	9,126
Provisions for greenhouse gas emissions obligations		682,459	331,684	(633,482)	65,389	(52,929)	393,121
Others		158,974	210,051	(48,919)	(4,593)	(978)	314,535

	￦	21,670,769	3,911,898	(3,018,343)	10,640	(47,728)	22,527,236